WEBs ETF Trust

WEBs Utilities XLU Defined Volatility ETF

Schedule of Investments

January 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 50.4%
United States – 50.4%
Utilities Select Sector SPDR Fund(1)	2,978	$128,799
TOTAL EXCHANGE-TRADED FUNDS
(Cost - $126,640)		128,799

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 46.6%
Time Deposits – 46.6%
Citibank, New York, 2.98% 02/02/2026	$119,042	119,042
TOTAL SHORT-TERM INVESTMENTS
(Cost - $119,042)		119,042

TOTAL INVESTMENTS – 97.0%
(Cost - $245,682)		247,841
OTHER ASSETS LESS LIABILITIES – 3.0%		7,694
NET ASSETS – 100.0%		$255,535

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo Utilities Select Sector SPDR Fund	USONFFE + 1.00%	Varies(2)	USD	307	08/25/2026	$7,804

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Payments for financing fee, dividends and total return occur at sale/reduction of the notional and at maturity date.

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate